The consolidated net exposure as of December 31, 2021, is shown below: (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
U S [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange exposure	R$ (148,990)
E U R [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange exposure	77,201
Currency risk [member] | U S [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange exposure	(2,737,340)
Currency risk [member] | U S [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	2,655,350
Currency risk [member] | U S [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(67,000)
Currency risk [member] | U S [Member] | Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(3,866,290)
Currency risk [member] | U S [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(613,961)
Currency risk [member] | U S [Member] | Advances From Customer [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(197,325)
Currency risk [member] | U S [Member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(9,631)
Currency risk [member] | U S [Member] | Liabilities [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(4,687,207)
Currency risk [member] | U S [Member] | Cash And Cash Equivalents Overseas [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	1,656,271
Currency risk [member] | U S [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	212,424
Currency risk [member] | U S [Member] | FinancialInvestmentsMember
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	23,748
Currency risk [member] | U S [Member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	57,424
Currency risk [member] | U S [Member] | Assets [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	1,949,867
Currency risk [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange exposure	77,201
Currency risk [member] | E U R [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(2,455)
Currency risk [member] | E U R [Member] | Liabilities [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(2,455)
Currency risk [member] | E U R [Member] | Cash And Cash Equivalents Overseas [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	74,652
Currency risk [member] | E U R [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	5,004
Currency risk [member] | E U R [Member] | Assets [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	R$ 79,656